Business Segments - Hotel Properties by Segment (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 Hotel Room Segments	Dec. 31, 2016 Hotel Room Segments
Segment Reporting Information [Line Items]
Number of operating business segments | Segments	2	2
Management and franchise [member]
Segment Reporting Information [Line Items]
Number of managed hotels	624	559
Number of franchised hotels	4,236	4,175
Number of managed and franchised hotels	4,860	4,734
Number of managed and franchised hotel rooms | Room	781,978	738,724
Ownership [member]
Segment Reporting Information [Line Items]
Number of owned and leased hotels	74	74
Number of owned and leased hotel rooms | Room	22,278	22,291
Number of wholly owned and leased hotels	65	65
Number of non-wholly owned hotels	1	1
Number of hotels of consolidated VIEs	2	2
Number of hotels owned or leased by unconsolidated joint ventures	6	6
Discontinued operations, disposed of by means other than sale, spinoff [member]
Segment Reporting Information [Line Items]
Number of managed and franchised hotels	67
Number of managed and franchised hotel rooms | Room	35,425
Number of owned and leased hotels		58
Number of hotels owned or leased by unconsolidated joint ventures		9